RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Promissory Note – Related Party

On September 20, 2024, the Company entered into a promissory note with Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) for $230,000, pursuant to which the Company can borrow up to an aggregate cash amount of $230,000. The Promissory Note, with an interest rate of 10% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion. During the year ended December 31, 2024, the Company borrowed the full $255,556, with a discount of $25,556, resulting in net proceeds of $230,000. The Company amortized the discount of 25,556 fully in 2025. As of both March 31, 2026 and December 31, 2025 the balance of these loans was $133,334, with accrued interest balances of $20,482 and $17,148, respectively. These notes are presented with other promissory notes on the balance sheet.

Personal guarantees were entered by Emmit McHenry, Kurt McHenry and Alvin McCoy III, as officers and stockholders of the Company in support of the Main Street Bank Loan and Security Agreement.

Axxum purchased an AT&T contract relationship from Archura, LLC, a company owned by Emmit McHenry and Kurt McHenry at the end of 2018. The contract relationship includes five purchase orders to deliver networking services to AT&T and its clients. The total sales of these five purchase orders were $2,149 and $20,615 for the three months ended March 31, 2026 and 2025, respectively.

Loans Payable - Related Parties

Table 17: Details of Loans Payable - Related Party

	March 31, 2026	December 31, 2025	Weighted Average Interest Rate	Maturity (Calendar Year)
Loans issued to a director in 2023	$103,400	$103,400	24.0%	2023
Loan issued to a director in 2024	20,250	20,250	24.0%	2025
Funded loans payable - related party principal	123,650	123,650
Less: Unamortized debt-issuance costs and discounts	-	-
Loans payable - related party - current	$123,650	$123,650

During the three months ended March 31, 2025, the Company recorded amortization of debt discount of $1,313. As of December 31, 2025 the debt discount was fully amortized, therefore there is no amortization for the three months ended March 31, 2026.

20.	RELATED PARTY TRANSACTIONS

Promissory Note – Related Party

On September 20, 2024, the Company entered into a promissory note with Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) for $230,000, pursuant to which the Company can borrow up to an aggregate cash amount of $230,000. The Promissory Note, with an interest rate of 10% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion. During the year ended December 31, 2024, the Company borrowed the full $255,556, with a discount of $25,556, resulting in net proceeds of $230,000. The Company amortized the discount of 25,556 fully in 2025. Additionally, the company has an accrued interest balance of $32,867 related to these notes as of December 31, 2025. These notes are presented with other promissory notes on the balance sheet.

Personal guarantees were entered by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as officers and stockholders of the Company in support of the Main Street Bank Loan and Security Agreement.

Axxum purchased an AT&T contract relationship from Archura, LLC, a company owned by Emmit McHenry and Kurt McHenry at the end of 2018. The contract relationship includes five purchase orders to deliver networking services to AT&T and its clients. The total sales of these five purchase orders were $99,653 and $119,279 for the years ended December 31, 2025 and 2024, respectively.

Loans Payable - Related Parties

Table 20: Details of Loans Payable - Related Party
	As of December 31,
	2025	2024	Weighted Average Interest Rate	Maturity (Calendar Year)
Loans issued to directors in 2023	$103,400	$130,900	24.0%	2023
Loan to a director issued in 2024	20,250	20,250	24.0%	2025
Funded loans payable - related party principal	123,650	151,150
Less: Unamortized debt-issuance costs and discounts	-	(3,062)
Loans payable - related party - current	$123,650	$148,088

During the year ended December 31, 2025, the Company recorded amortization of debt discount of $3,062, compared to zero U.S. dollars for the year ended December 31, 2024. It is also noted that the paydown in 2025 resulted in the total loans being only to one director as of December 31, 2025.